Label	Element	Value
Document And Entity Information Elements	ck0001593547_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2016
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2016
Prospectus Date	rr_ProspectusDate	Nov. 23, 2015